Note 16 - Net Capital Requirements - 10Q	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Table Text Block [Abstract]
Schedule of Capitalization [Table Text Block]

NOTE 16. NET CAPITAL REQUIREMENTS

National Securities, as a registered broker-dealer, is subject to the SEC’s Uniform Net Capital Rule 15c3-1 that requires the maintenance of minimum net capital. National Securities has elected to use the alternative standard method permitted by the rule. This requires that National Securities maintain minimum net capital equal to the greater of $250,000 or a specified amount per security based on the bid price of each security for which National Securities is a market maker. At June 30, 2013, National Securities had net capital of approximately $3,413,000 which exceeded its requirement by approximately $3,163,000.

vFinance Investments, a registered broker-dealer, is subject to the SEC’s Uniform Net Capital Rule 15c3-1 that requires the maintenance of minimum net capital and is also required to maintain a ratio of aggregate indebtedness to net capital, as defined, of not more than 15 to 1 (and the rule of the “applicable” exchange also provides that equity capital may not be withdrawn or cash dividends paid if the resulting net capital ratio would exceed 10 to 1). At June 30, 2013, vFinance Investments had net capital of approximately $2,098,000, which was approximately $1,098,000 in excess of its required net capital of $1,000,000, and its percentage of aggregate indebtedness to net capital was 92.3%.

Advances, dividend payments and other equity withdrawals from the Company’s Broker-Dealer Subsidiaries are restricted by the regulations of the SEC, and other regulatory agencies. These regulatory restrictions may limit the amounts that a subsidiary may dividend or advance to the Company.

NOTE 19. NET CAPITAL REQUIREMENTS

National Securities has elected to use the alternative standard method permitted by the rule. This requires that National Securities maintain minimum net capital equal to the greater of $250,000 or a specified amount per security based on the bid price of each security for which National Securities is a market maker. The alternative method precludes National Securities from having to calculate a ratio of aggregate indebtedness to net capital. At September 30, 2012, National Securities had net capital of approximately $1,394,000 which was approximately $1,144,000 in excess of its required net capital of $250,000.

Due to its market maker status, vFinance Investments is required to maintain a minimum net capital of $1,000,000 and EquityStation is required to maintain $50,000. In addition to the net capital requirements, each of vFinance Investments and EquityStation are required to maintain a ratio of aggregate indebtedness to net capital, as defined, of not more than 15 to 1 (and the rule of the “applicable” exchange also provides that equity capital may not be withdrawn or cash dividends paid if the resulting net capital ratio would exceed 10 to 1). At September 30, 2012, vFinance Investments had net capital of approximately $1,639,000, which was approximately $639,000 in excess of its required net capital of $1,000,000, and its percentage of aggregate indebtedness to net capital was 132.2%. At September 30, 2012, EquityStation had net capital of approximately $145,000, which was approximately $95,000 in excess of its required net capital of $50,000, and its percentage of aggregate indebtedness to net capital was 87.5%. Each of the Broker-Dealer Subsidiaries qualifies under the exemptive provisions of Rule 15c3-3 which relates to the custody of securities for the account of customers pursuant to Section (k)(2)(ii) of the Rule as none of them carry security accounts of customers or perform custodial functions related to customer securities.

Advances, dividend payments and other equity withdrawals from its Broker-Dealer Subsidiaries are restricted by the regulations of the SEC, and other regulatory agencies. These regulatory restrictions may limit the amounts that a subsidiary may dividend or advance to the Company.